Property, Plant and Equipment - Detailed Information About Property, Plant and Equipment (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 27,544
Ending balance	24,718	$ 27,544
Carrying amount	24,718	27,544
Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	48,757	47,969
Effect of movements in foreign exchange	(4,190)	(485)
Acquisitions	1,259	4,451
Acquisitions through business combinations	3	24
Disposals	(409)	(1,987)
Disposals through the sale of subsidiaries	0	(4)
Transfer (to)/from other asset categories and other movements	(180)	(1,211)
Ending balance	45,239	48,757
Carrying amount	45,239	48,757
Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(23,242)	(22,331)
Effect of movements in foreign exchange	1,788	310
Depreciation	(1,613)	(3,370)
Disposals	369	1,734
Disposals through the sale of subsidiaries	0	3
Impairment losses	(26)	(87)
Transfer (to)/from other asset categories and other movements	153	499
Ending balance	(22,571)	(23,242)
Carrying amount	(22,571)	(23,242)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,612
Ending balance	7,794	8,612
Carrying amount	7,794	8,612
Land and buildings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,216
Effect of movements in foreign exchange	(1,043)
Acquisitions	6
Acquisitions through business combinations	0
Disposals	(16)
Disposals through the sale of subsidiaries	0
Transfer (to)/from other asset categories and other movements	211
Ending balance	11,374	12,216
Carrying amount	11,374	12,216
Land and buildings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,604)
Effect of movements in foreign exchange	237
Depreciation	(194)
Disposals	4
Disposals through the sale of subsidiaries	0
Impairment losses	0
Transfer (to)/from other asset categories and other movements	(24)
Ending balance	(3,581)	(3,604)
Carrying amount	(3,581)	(3,604)
Plant and Equipment Fixtures and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,743
Ending balance	13,097	14,743
Carrying amount	13,097	14,743
Plant and Equipment Fixtures and Fittings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	34,381
Effect of movements in foreign exchange	(2,908)
Acquisitions	382
Acquisitions through business combinations	3
Disposals	(394)
Disposals through the sale of subsidiaries	0
Transfer (to)/from other asset categories and other movements	623
Ending balance	32,087	34,381
Carrying amount	32,087	34,381
Plant and Equipment Fixtures and Fittings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(19,638)
Effect of movements in foreign exchange	1,551
Depreciation	(1,419)
Disposals	365
Disposals through the sale of subsidiaries	0
Impairment losses	(26)
Transfer (to)/from other asset categories and other movements	177
Ending balance	(18,990)	(19,638)
Carrying amount	(18,990)	(19,638)
Under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,160
Ending balance	1,778	2,160
Carrying amount	1,778	2,160
Under construction [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,160
Effect of movements in foreign exchange	(239)
Acquisitions	871
Acquisitions through business combinations	0
Disposals	0
Disposals through the sale of subsidiaries	0
Transfer (to)/from other asset categories and other movements	(1,014)
Ending balance	1,778	2,160
Carrying amount	1,778	2,160
Under construction [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Effect of movements in foreign exchange	0
Depreciation	0
Disposals	0
Disposals through the sale of subsidiaries	0
Impairment losses	0
Transfer (to)/from other asset categories and other movements	0
Ending balance	0	0
Carrying amount	0	0
Property, plant and equipment owned [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25,515
Ending balance	22,669	25,515
Carrying amount	$ 22,669	$ 25,515